Note 3 - Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013	Jan. 10, 2013
Note 3 - Significant Accounting Policies (Details) [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		$ 354,153	$ 43,209
Deferred Revenue, Additions	$ 150,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	7,128,082	7,149,283	7,034,647
Unsecured Convertible Debentures [Member]
Note 3 - Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount				$ 1,500,000